CHANGES TO COMPARATIVE DATA - Segmental analysis (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [line items]
Net interest income	£ 13,105	£ 11,036	£ 10,770
Other income	3,640	3,637	3,815
Total income	16,745	14,673	14,585
Operating expenses	(9,199)	(10,206)	(9,196)
Impairment (charge) credit	(1,452)	1,318	(4,060)
Profit before tax	6,094	5,785	1,329
Segment external assets	616,928	602,849
Segment external liabilities	577,869	562,077
Analysis of segment other income:
Fee and commission income	2,352	2,195	1,924
Fee and commission expense	(1,101)	(942)	(909)
Net fee and commission income	1,251	1,253	1,015
Gains less losses on disposal of financial assets at fair value through other comprehensive income	(132)	137	46
Depreciation and amortisation	2,348	2,777	2,670
Underlying basis
Disclosure of reclassifications or changes in presentation [line items]
Net interest income	13,105	11,036	10,770
Other income	3,640	3,637	3,815
Total income	16,745	14,673	14,585
Operating expenses	(9,199)	(10,206)	(9,196)
Impairment (charge) credit			(4,060)
Profit before tax			1,329
External income	16,745	14,673	14,585
Inter-segment (expense) income	0	0	0
Segment income			14,585
Segment external assets	616,928	602,849	599,939
Segment external liabilities	577,869	562,077	558,821
Analysis of segment other income:
Fee and commission income	2,352	2,195	1,924
Fee and commission expense	(1,101)	(942)	(909)
Net fee and commission income	1,251	1,253	1,015
Operating lease rental income	1,077	1,059	1,120
Gains less losses on disposal of financial assets at fair value through other comprehensive income			145
Other income	1,388	1,441	1,535
Depreciation and amortisation	2,348	2,777	2,670
Defined benefit scheme charges	125	236	247
Additions to fixed assets	3,704	3,102	2,815
Underlying basis | Retail
Disclosure of reclassifications or changes in presentation [line items]
Net interest income			8,317
Other income			1,608
Total income			9,925
Operating expenses			(5,875)
Impairment (charge) credit			(2,274)
Profit before tax			1,776
External income			11,490
Inter-segment (expense) income			(1,565)
Segment income			9,925
Segment external assets			351,184
Segment external liabilities			284,622
Analysis of segment other income:
Fee and commission income			947
Fee and commission expense			(585)
Net fee and commission income			362
Operating lease rental income			1,104
Gains less losses on disposal of financial assets at fair value through other comprehensive income			0
Other income			142
Depreciation and amortisation			1,760
Defined benefit scheme charges			100
Additions to fixed assets			1,684
Underlying basis | Commercial banking
Disclosure of reclassifications or changes in presentation [line items]
Net interest income			2,471
Other income			809
Total income			3,280
Operating expenses			(2,078)
Impairment (charge) credit			(1,397)
Profit before tax			(195)
External income			2,850
Inter-segment (expense) income			430
Segment income			3,280
Segment external assets			92,206
Segment external liabilities			150,728
Analysis of segment other income:
Fee and commission income			887
Fee and commission expense			(207)
Net fee and commission income			680
Operating lease rental income			16
Gains less losses on disposal of financial assets at fair value through other comprehensive income			0
Other income			113
Depreciation and amortisation			242
Defined benefit scheme charges			30
Additions to fixed assets			89
Underlying basis | Other
Disclosure of reclassifications or changes in presentation [line items]
Net interest income	132	42	(18)
Other income	1,009	1,123	1,398
Total income	1,141	1,165	1,380
Operating expenses	(1,296)	(1,596)	(1,243)
Impairment (charge) credit			(389)
Profit before tax			(252)
External income	1,374	301	245
Inter-segment (expense) income	(233)	864	1,135
Segment income			1,380
Segment external assets	154,807	152,668	156,549
Segment external liabilities	122,895	104,226	123,471
Analysis of segment other income:
Fee and commission income	30	124	90
Fee and commission expense	(156)	(124)	(117)
Net fee and commission income	(126)	0	(27)
Operating lease rental income	0	0	0
Gains less losses on disposal of financial assets at fair value through other comprehensive income			145
Other income	1,211	1,239	1,280
Depreciation and amortisation	937	979	668
Defined benefit scheme charges	25	118	117
Additions to fixed assets	1,464	1,012	1,042
Underlying basis | Current accounts
Analysis of segment other income:
Fee and commission income	642	634	610
Underlying basis | Current accounts | Retail
Analysis of segment other income:
Fee and commission income			428
Underlying basis | Current accounts | Commercial banking
Analysis of segment other income:
Fee and commission income			182
Underlying basis | Current accounts | Other
Analysis of segment other income:
Fee and commission income	0	0	0
Underlying basis | Credit and debit card fees
Analysis of segment other income:
Fee and commission income	1,190	878	748
Underlying basis | Credit and debit card fees | Retail
Analysis of segment other income:
Fee and commission income			447
Underlying basis | Credit and debit card fees | Commercial banking
Analysis of segment other income:
Fee and commission income			301
Underlying basis | Credit and debit card fees | Other
Analysis of segment other income:
Fee and commission income	0	0	0
Underlying basis | Commercial banking fees
Analysis of segment other income:
Fee and commission income	196	284	169
Underlying basis | Commercial banking fees | Retail
Analysis of segment other income:
Fee and commission income			0
Underlying basis | Commercial banking fees | Commercial banking
Analysis of segment other income:
Fee and commission income			169
Underlying basis | Commercial banking fees | Other
Analysis of segment other income:
Fee and commission income	0	37	0
Underlying basis | Factoring
Analysis of segment other income:
Fee and commission income	79	76	76
Underlying basis | Factoring | Retail
Analysis of segment other income:
Fee and commission income			0
Underlying basis | Factoring | Commercial banking
Analysis of segment other income:
Fee and commission income			76
Underlying basis | Factoring | Other
Analysis of segment other income:
Fee and commission income	0	0	0
Underlying basis | Other fees and commissions
Analysis of segment other income:
Fee and commission income	245	323	321
Underlying basis | Other fees and commissions | Retail
Analysis of segment other income:
Fee and commission income			72
Underlying basis | Other fees and commissions | Commercial banking
Analysis of segment other income:
Fee and commission income			159
Underlying basis | Other fees and commissions | Other
Analysis of segment other income:
Fee and commission income	£ 30	£ 87	90
Previously Reported | Underlying basis
Disclosure of reclassifications or changes in presentation [line items]
Net interest income			10,770
Other income			3,815
Total income			14,585
Operating expenses			(9,196)
Impairment (charge) credit			(4,060)
Profit before tax			1,329
External income			14,585
Inter-segment (expense) income			0
Segment income			14,585
Segment external assets			599,939
Segment external liabilities			558,821
Analysis of segment other income:
Fee and commission income			1,924
Fee and commission expense			(909)
Net fee and commission income			1,015
Operating lease rental income			1,120
Gains less losses on disposal of financial assets at fair value through other comprehensive income			145
Other income			1,535
Depreciation and amortisation			2,670
Defined benefit scheme charges			247
Additions to fixed assets			2,815
Previously Reported | Underlying basis | Retail
Disclosure of reclassifications or changes in presentation [line items]
Net interest income			8,321
Other income			1,735
Total income			10,056
Operating expenses			(5,816)
Impairment (charge) credit			(2,384)
Profit before tax			1,856
External income			11,859
Inter-segment (expense) income			(1,803)
Segment income			10,056
Segment external assets			359,171
Segment external liabilities			295,216
Analysis of segment other income:
Fee and commission income			1,077
Fee and commission expense			(571)
Net fee and commission income			506
Operating lease rental income			1,104
Gains less losses on disposal of financial assets at fair value through other comprehensive income			0
Other income			125
Depreciation and amortisation			1,760
Defined benefit scheme charges			97
Additions to fixed assets			1,684
Previously Reported | Underlying basis | Commercial banking
Disclosure of reclassifications or changes in presentation [line items]
Net interest income			2,300
Other income			673
Total income			2,973
Operating expenses			(1,673)
Impairment (charge) credit			(1,280)
Profit before tax			20
External income			2,496
Inter-segment (expense) income			477
Segment income			2,973
Segment external assets			83,155
Segment external liabilities			126,008
Analysis of segment other income:
Fee and commission income			742
Fee and commission expense			(195)
Net fee and commission income			547
Operating lease rental income			16
Gains less losses on disposal of financial assets at fair value through other comprehensive income			0
Other income			110
Depreciation and amortisation			242
Defined benefit scheme charges			28
Additions to fixed assets			89
Previously Reported | Underlying basis | Other
Disclosure of reclassifications or changes in presentation [line items]
Net interest income			149
Other income			1,407
Total income			1,556
Operating expenses			(1,707)
Impairment (charge) credit			(396)
Profit before tax			(547)
External income			230
Inter-segment (expense) income			1,326
Segment income			1,556
Segment external assets			157,613
Segment external liabilities			137,597
Analysis of segment other income:
Fee and commission income			105
Fee and commission expense			(143)
Net fee and commission income			(38)
Operating lease rental income			0
Gains less losses on disposal of financial assets at fair value through other comprehensive income			145
Other income			1,300
Depreciation and amortisation			668
Defined benefit scheme charges			122
Additions to fixed assets			1,042
Previously Reported | Underlying basis | Current accounts
Analysis of segment other income:
Fee and commission income			610
Previously Reported | Underlying basis | Current accounts | Retail
Analysis of segment other income:
Fee and commission income			497
Previously Reported | Underlying basis | Current accounts | Commercial banking
Analysis of segment other income:
Fee and commission income			109
Previously Reported | Underlying basis | Current accounts | Other
Analysis of segment other income:
Fee and commission income			4
Previously Reported | Underlying basis | Credit and debit card fees
Analysis of segment other income:
Fee and commission income			748
Previously Reported | Underlying basis | Credit and debit card fees | Retail
Analysis of segment other income:
Fee and commission income			517
Previously Reported | Underlying basis | Credit and debit card fees | Commercial banking
Analysis of segment other income:
Fee and commission income			231
Previously Reported | Underlying basis | Credit and debit card fees | Other
Analysis of segment other income:
Fee and commission income			0
Previously Reported | Underlying basis | Commercial banking fees
Analysis of segment other income:
Fee and commission income			169
Previously Reported | Underlying basis | Commercial banking fees | Retail
Analysis of segment other income:
Fee and commission income			0
Previously Reported | Underlying basis | Commercial banking fees | Commercial banking
Analysis of segment other income:
Fee and commission income			169
Previously Reported | Underlying basis | Commercial banking fees | Other
Analysis of segment other income:
Fee and commission income			0
Previously Reported | Underlying basis | Factoring
Analysis of segment other income:
Fee and commission income			76
Previously Reported | Underlying basis | Factoring | Retail
Analysis of segment other income:
Fee and commission income			0
Previously Reported | Underlying basis | Factoring | Commercial banking
Analysis of segment other income:
Fee and commission income			76
Previously Reported | Underlying basis | Factoring | Other
Analysis of segment other income:
Fee and commission income			0
Previously Reported | Underlying basis | Other fees and commissions
Analysis of segment other income:
Fee and commission income			321
Previously Reported | Underlying basis | Other fees and commissions | Retail
Analysis of segment other income:
Fee and commission income			63
Previously Reported | Underlying basis | Other fees and commissions | Commercial banking
Analysis of segment other income:
Fee and commission income			157
Previously Reported | Underlying basis | Other fees and commissions | Other
Analysis of segment other income:
Fee and commission income			101
Adjustments | Underlying basis
Disclosure of reclassifications or changes in presentation [line items]
Net interest income			0
Other income			0
Total income			0
Operating expenses			0
Impairment (charge) credit			0
Profit before tax			0
External income			0
Inter-segment (expense) income			0
Segment income			0
Segment external assets			0
Segment external liabilities			0
Analysis of segment other income:
Fee and commission income			0
Fee and commission expense			0
Net fee and commission income			0
Operating lease rental income			0
Gains less losses on disposal of financial assets at fair value through other comprehensive income			0
Other income			0
Depreciation and amortisation			0
Defined benefit scheme charges			0
Additions to fixed assets			0
Adjustments | Underlying basis | Retail
Disclosure of reclassifications or changes in presentation [line items]
Net interest income			(4)
Other income			(127)
Total income			(131)
Operating expenses			(59)
Impairment (charge) credit			110
Profit before tax			(80)
External income			(369)
Inter-segment (expense) income			238
Segment income			(131)
Segment external assets			(7,987)
Segment external liabilities			(10,594)
Analysis of segment other income:
Fee and commission income			(130)
Fee and commission expense			(14)
Net fee and commission income			(144)
Operating lease rental income			0
Gains less losses on disposal of financial assets at fair value through other comprehensive income			0
Other income			17
Depreciation and amortisation			0
Defined benefit scheme charges			3
Additions to fixed assets			0
Adjustments | Underlying basis | Commercial banking
Disclosure of reclassifications or changes in presentation [line items]
Net interest income			171
Other income			136
Total income			307
Operating expenses			(405)
Impairment (charge) credit			(117)
Profit before tax			(215)
External income			354
Inter-segment (expense) income			(47)
Segment income			307
Segment external assets			9,051
Segment external liabilities			24,720
Analysis of segment other income:
Fee and commission income			145
Fee and commission expense			(12)
Net fee and commission income			133
Operating lease rental income			0
Gains less losses on disposal of financial assets at fair value through other comprehensive income			0
Other income			3
Depreciation and amortisation			0
Defined benefit scheme charges			2
Additions to fixed assets			0
Adjustments | Underlying basis | Other
Disclosure of reclassifications or changes in presentation [line items]
Net interest income			(167)
Other income			(9)
Total income			(176)
Operating expenses			464
Impairment (charge) credit			7
Profit before tax			295
External income			15
Inter-segment (expense) income			(191)
Segment income			(176)
Segment external assets			(1,064)
Segment external liabilities			(14,126)
Analysis of segment other income:
Fee and commission income			(15)
Fee and commission expense			26
Net fee and commission income			11
Operating lease rental income			0
Gains less losses on disposal of financial assets at fair value through other comprehensive income			0
Other income			(20)
Depreciation and amortisation			0
Defined benefit scheme charges			(5)
Additions to fixed assets			0
Adjustments | Underlying basis | Current accounts
Analysis of segment other income:
Fee and commission income			0
Adjustments | Underlying basis | Current accounts | Retail
Analysis of segment other income:
Fee and commission income			(69)
Adjustments | Underlying basis | Current accounts | Commercial banking
Analysis of segment other income:
Fee and commission income			73
Adjustments | Underlying basis | Current accounts | Other
Analysis of segment other income:
Fee and commission income			(4)
Adjustments | Underlying basis | Credit and debit card fees
Analysis of segment other income:
Fee and commission income			0
Adjustments | Underlying basis | Credit and debit card fees | Retail
Analysis of segment other income:
Fee and commission income			(70)
Adjustments | Underlying basis | Credit and debit card fees | Commercial banking
Analysis of segment other income:
Fee and commission income			70
Adjustments | Underlying basis | Credit and debit card fees | Other
Analysis of segment other income:
Fee and commission income			0
Adjustments | Underlying basis | Commercial banking fees
Analysis of segment other income:
Fee and commission income			0
Adjustments | Underlying basis | Commercial banking fees | Retail
Analysis of segment other income:
Fee and commission income			0
Adjustments | Underlying basis | Commercial banking fees | Commercial banking
Analysis of segment other income:
Fee and commission income			0
Adjustments | Underlying basis | Commercial banking fees | Other
Analysis of segment other income:
Fee and commission income			0
Adjustments | Underlying basis | Factoring
Analysis of segment other income:
Fee and commission income			0
Adjustments | Underlying basis | Factoring | Retail
Analysis of segment other income:
Fee and commission income			0
Adjustments | Underlying basis | Factoring | Commercial banking
Analysis of segment other income:
Fee and commission income			0
Adjustments | Underlying basis | Factoring | Other
Analysis of segment other income:
Fee and commission income			0
Adjustments | Underlying basis | Other fees and commissions
Analysis of segment other income:
Fee and commission income			0
Adjustments | Underlying basis | Other fees and commissions | Retail
Analysis of segment other income:
Fee and commission income			9
Adjustments | Underlying basis | Other fees and commissions | Commercial banking
Analysis of segment other income:
Fee and commission income			2
Adjustments | Underlying basis | Other fees and commissions | Other
Analysis of segment other income:
Fee and commission income			£ (11)